FINANCIAL (EXPENSES) INCOME, NET	12 Months Ended
Dec. 31, 2012
FINANCIAL (EXPENSES) INCOME, NET [Abstract]
FINANCIAL (EXPENSES) INCOME, NET
NOTE 16:-        FINANCIAL (EXPENSES) INCOME, NET

	Year ended December 31,
	2012	2011	2010
	$	$	$
Financial expenses:
Interest, amortization of discount, bank charges and fees (*)	(425)	(1,021)	(621)
Exchange differences	-	-	(57)

Total financial expenses	(425)	(1,021)	(678)
Financial income:

Gain on extinguishment of convertible bonds (**)	2,230	2,006	-
Exchange differences	-	5	-
Interest	-	-	-

Total financial income	2,230	2,011	-

Net total	1,805	990	(678)

(*)	In 2012, 2011 and 2010, includes expenses of $445, $968, and $586 related to convertible bonds, respectively. (See Note 11 above).

(**)	See Note 1